Other Non-Current Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Text block [abstract]
Provision for onerous contracts	€ 2,200
Non Provision for onerous contracts	100
Current Provision for onerous contracts	2,113	€ 388
Sublicense fee payable, Noncurrent	€ 100	€ 200